Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2017
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

(Thousands of dollars)		2017			2016			2015
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(43,027)	$10,326	$(32,701)	$(22,770)	$8,652	$(14,118)	$(30,519)	$11,597	$(18,922)
Amortization of prior service cost	1,335	(507)	828	1,335	(507)	828	1,335	(507)	828
Amortization of net actuarial (gain)/loss	25,445	(9,669)	15,776	27,066	(10,285)	16,781	34,381	(13,065)	21,316
Regulatory adjustment	12,340	250	12,590	(5,584)	2,122	(3,462)	(5,646)	2,146	(3,500)

Pension plans other comprehensive income (loss)	(3,907)	400	(3,507)	47	(18)	29	(449)	171	(278)
Forward-starting interest rate swaps (“FSIRS”) (designated hedging activities):
Amounts reclassified into net income	3,344	(1,271)	2,073	3,345	(1,270)	2,075	3,344	(1,271)	2,073

FSIRS other comprehensive income (loss)	3,344	(1,271)	2,073	3,345	(1,270)	2,075	3,344	(1,271)	2,073

Total other comprehensive income (loss) – Southwest Gas Corporation	(563)	(871)	(1,434)	3,392	(1,288)	2,104	2,895	(1,100)	1,795

Foreign currency translation adjustments:
Translation adjustments	1,771	—	1,771	161	—	161	(1,954)	—	(1,954)

Foreign currency other comprehensive income (loss)	1,771	—	1,771	161	—	161	(1,954)	—	(1,954)

Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$1,208	$(871)	$337	$3,553	$(1,288)	$2,265	$941	$(1,100)	$(159)

(1)

Tax amounts related to existing before-tax balances accumulating prior to the enactment of the U.S. tax reform changes of the TCJA were estimated using a 38% effective rate. Tax amounts related to before-tax balances accumulating after the enactment date were estimated using a 24% effective rate. Management previously asserted and continues to assert that all of the earnings of Centuri’s Canadian subsidiaries will be permanently reinvested in Canada. As a result, no U.S. deferred income taxes have been recorded for foreign earnings. Therefore, foreign currency translation adjustments are reflected in other comprehensive income with no associated U.S. deferred income tax adjustment.

Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$32,000
SERP net actuarial loss	1,500
PBOP prior service cost	1,300

Rollforward of Accumulated Other Comprehensive Income

The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI—Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 11)			FSIRS (Note 14)			Foreign Currency Items
	Before-Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2016	$(57,613)	$21,893	$(35,720)	$(15,999)	$6,080	$(9,919)	$(2,369)	$—	$(2,369)	$(48,008)

Net actuarial gain/(loss)	(43,027)	10,326	(32,701)	—	—	—	—	—	—	(32,701)
Translation adjustments	—	—	—	—	—	—	1,771	—	1,771	1,771

Other comprehensive income before reclassifications	(43,027)	10,326	(32,701)	—	—	—	1,771	—	1,771	(30,930)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,344	(1,271)	2,073	—	—	—	2,073
Amortization of prior service cost (2)	1,335	(507)	828	—	—	—	—	—	—	828
Amortization of net actuarial loss (2)	25,445	(9,669)	15,776	—	—	—	—	—	—	15,776
Regulatory adjustment (3)	12,340	250	12,590	—	—	—	—	—	—	12,590

Net current period other comprehensive income (loss)	(3,907)	400	(3,507)	3,344	(1,271)	2,073	1,771	—	1,771	337
Less: Translation adjustment attributable to redeemable noncontrolling interest	—	—	—	—	—	—	11	—	11	11

Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	(3,907)	400	(3,507)	3,344	(1,271)	2,073	1,760	—	1,760	326

Ending Balance AOCI December 31, 2017	$(61,520)	$22,293	$(39,227)	$(12,655)	$4,809	$(7,846)	$(609)	$—	$(609)	$(47,682)

(1)

The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income. Tax amounts related to FSIRS balances were estimated using a 38% effective rate. See also discussion above regarding the enactment of the TCJA.

(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 11 – Pension and Other Postretirement Benefits for additional details).
(3)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

(4)

Tax amounts related to existing before-tax balances accumulating prior to the enactment of the U.S. tax reform changes of the TCJA for both Defined Benefit Plans and FSIRS were estimated using a 38% effective rate. Tax amounts related to before-tax balances accumulated after the enactment date were estimated using a 24% effective rate.

Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2017 and 2016:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2017	2016
Net actuarial (loss) gain	$(448,555)	$(430,973)
Prior service cost	(4,368)	(5,703)
Less: amount recognized in regulatory assets	391,403	379,063

Recognized in AOCI	$(61,520)	$(57,613)

Southwest Gas Corporation [Member]
Rollforward of Accumulated Other Comprehensive Income

The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

AOCI—Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 11)			FSIRS (Note 14)
	Before-Tax	Tax (Expense) Benefit (4)	After- Tax	Before- Tax	Tax (Expense) Benefit (8)	After-Tax	AOCI
Beginning Balance AOCI December 31, 2016	$(57,613)	$21,893	$(35,720)	$(15,999)	$6,080	$(9,919)	$(45,639)

Net actuarial gain/(loss)	(43,027)	10,326	(32,701)	—	—	—	(32,701)

Other comprehensive income before reclassifications	(43,027)	10,326	(32,701)	—	—	—	(32,701)
FSIRS amounts reclassified from AOCI (5)	—	—	—	3,344	(1,271)	2,073	2,073
Amortization of prior service cost (6)	1,335	(507)	828	—	—	—	828
Amortization of net actuarial loss (6)	25,445	(9,669)	15,776	—	—	—	15,776
Regulatory adjustment (7)	12,340	250	12,590	—	—	—	12,590

Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	(3,907)	400	(3,507)	3,344	(1,271)	2,073	(1,434)

Ending Balance AOCI December 31, 2017	$(61,520)	$22,293	$(39,227)	$(12,655)	$4,809	$(7,846)	$(47,073)

(5)

The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income. Tax amounts related to FSIRS balances were estimated using a 38% effective rate. See also discussion above regarding the enactment of the TCJA.

(6)	These AOCI components are included in the computation of net periodic benefit cost (see Note 11 – Pension and Other Postretirement Benefits for additional details).
(7)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

(8)

Tax amounts related to existing before-tax balances accumulating prior to the enactment of the U.S. tax reform changes of the TCJA for both Defined Benefit Plans and FSIRS were estimated using a 38% effective rate. Tax amounts related to before-tax balances accumulating after the enactment date were estimated using a 24% effective rate.